Intangible assets, net - Additional Information (Detail)		12 Months Ended
	Dec. 08, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets, Finite-Lived | ¥			¥ 0	¥ 0	¥ 0
Consideration paid on acquisition	$ 550,000	$ 550,000
Gold Shell PTE Limited [Member]
Finite-Lived Intangible Assets [Line Items]
Consideration paid on acquisition		550,000
Transcation cost		14,000
Total price of consideration		564,000	3,994,000
Trademarks [Member] | Gold Shell PTE Limited [Member]
Finite-Lived Intangible Assets [Line Items]
Total price of consideration		483,000	3,425,000
Customer Relationships [Member] | Gold Shell PTE Limited [Member]
Finite-Lived Intangible Assets [Line Items]
Total price of consideration		68,000	480,000
Software [Member] | Gold Shell PTE Limited [Member]
Finite-Lived Intangible Assets [Line Items]
Total price of consideration		$ 13,000	¥ 89,000
Maximum [Member] | Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Trademarks remaining legal lifespans		10 years	10 years
Minimum [Member] | Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Trademarks remaining legal lifespans		7 years	7 years